Note 21 - Income Taxes - Losses Available for Carryforward (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Losses available for carryforward	$ 109,554	$ 96,405
Unused tax losses [member]
Statement Line Items [Line Items]
Losses available for carryforward	136,763
Unused tax losses [member] | Later than ten years and not later than eleven years [member]
Statement Line Items [Line Items]
Losses available for carryforward	136,763
Unused tax losses [member] | Later than eleven years and not later than twelve years [member]
Statement Line Items [Line Items]
Losses available for carryforward